Stock-Based Compensation - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares available for grant under Company's stock incentive plan (subject to adjustment for forfeitures)	35
Fair value of shares vested	$ 182	$ 180	$ 128
Stock-based compensation expense	174	163	150
Stock-based compensation expense on an after tax basis	130	$ 101	$ 93
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 171
Unrecognized compensation cost recognized over a weighted-average period as compensation expense	1 year 10 months 24 days
Minimum [Member]
Stock and unit awards vesting period	3 years
Maximum [Member]
Date of grant exercisable period	10 years
Stock and unit awards vesting period	5 years